Ordinary shares and Series A-1 Convertible Preferred Shares (Details) $ / shares in Units, ¥ in Thousands						12 Months Ended
	Nov. 01, 2019 USD ($) $ / shares shares	Nov. 01, 2019 CNY (¥) shares	Jun. 30, 2015 shares	Jun. 12, 2014 shares	Oct. 25, 2013 shares	Dec. 31, 2019 shares	Dec. 31, 2018 $ / shares shares	Dec. 31, 2017 shares	Dec. 31, 2016 shares	Jan. 01, 2013 $ / shares shares
Ordinary shares and Series A 1 Convertible Preferred
Ordinary shares, shares authorized							2,275,948,587			2,000,000,000
Ordinary shares, par value | $ / shares							$ 0.0000001			$ 0.0000001
Ordinary shares, shares issued							945,712,030			975,308,700
Ordinary shares
Ordinary shares and Series A 1 Convertible Preferred
Shares issued for each shares converted							1	1	1
Series A-1 Convertible Preferred Shares
Ordinary shares and Series A 1 Convertible Preferred
Shares issued (in shares)					111,110,000
Shares issued for each shares converted					1
Series A-2 Redeemable Convertible Preferred Shares
Ordinary shares and Series A 1 Convertible Preferred
Shares issued (in shares)					148,147,900
Series B Redeemable Convertible Preferred Shares
Ordinary shares and Series A 1 Convertible Preferred
Shares issued (in shares)				177,834,496
Series C Redeemable Convertible Preferred Shares
Ordinary shares and Series A 1 Convertible Preferred
Shares issued (in shares)			286,959,017
Class A & Class B Ordinary shares
Ordinary shares and Series A 1 Convertible Preferred
Ordinary shares, shares authorized	5,000,000,000					5,000,000,000
Authorized share capital | $	$ 500
Class A ordinary shares
Ordinary shares and Series A 1 Convertible Preferred
Ordinary shares, shares authorized	3,380,061,942
Ordinary shares, par value | $ / shares	$ 0.0000001						$ 0.0000001
Ordinary shares, shares issued						1,203,322,178
Shares issued (in shares)	150,000,000	150,000,000				162,504,475
Number of shares re-designated	325,773,972	325,773,972
Re-designation ratio	1	1
Number of shares issued upon conversion of outstanding preferred shares	715,043,731	715,043,731				102,102,318
Stock issued on exercise of green shoe options	12,504,475	12,504,475
Stock issued, issue price per share | $ / shares	$ 0.52
Net proceeds	$ 71,596,000	¥ 498,436
Number of votes per share | $ / shares	$ 1
Number of shares issued upon conversion of Class B ordinary shares	1	1
Class B Ordinary shares
Ordinary shares and Series A 1 Convertible Preferred
Ordinary shares, shares authorized	619,938,058
Ordinary shares, par value | $ / shares							$ 0.0000001
Ordinary shares, shares issued						619,938,058
Number of shares re-designated	619,938,058	619,938,058
Re-designation ratio	1	1
Number of votes per share | $ / shares	$ 10
Shares not designated yet
Ordinary shares and Series A 1 Convertible Preferred
Ordinary shares, shares authorized	1,000,000,000